Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ (14.1)	$ (12.6)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(11.3)	(12.0)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.8)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.0)	(0.6)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(9.3)	(8.4)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(7.5)	(8.0)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.5)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.3)	(0.4)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(4.8)	(4.2)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(3.8)	(4.0)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.3)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.7)	(0.2)
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	4.8	4.2
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	3.8	4.0
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.3
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.7	0.2
Increase of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	9.3	8.4
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	7.5	8.0
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.5
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.3	0.4
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	14.1	12.6
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	11.3	12.0
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.8
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.0	0.6
Decrease of Ten Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(9.9)	(1.1)
Decrease Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(5.0)	(0.5)
Increase Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	5.0	0.5
Increase of Ten Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	$ 9.9	$ 1.1